N-4	Apr. 17, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account I of Integrity Life Insurance Company
Entity Central Index Key	0000802205
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Fees and Expenses	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 8% of the value of the contribution withdrawn. This loss will be greater if there are taxes or tax penalties.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $8000 on the contribution withdrawn.
Additionally, if all or a portion of your value in a Guaranteed Return Option is withdrawn before the end of the Guarantee Period, a Market Value Adjustment (MVA) may apply, which may be negative. The MVA formula also contains a factor of 0.25%, which represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value. The MVA may reduce your credited interest, but you cannot lose principal due to the MVA. The MVA may apply if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, or if we make a Distribution on Death of the owner before the end of the Guarantee Period. No MVA applies any time within 30 days of the expiration of the GRO Guarantee Period or to partial withdrawals up to the greater of the Free Withdrawal Amount or the amount of required minimum distributions under the Tax Code.
Deductions and Charges
Are There Transaction Charges?
Yes. In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract
Year.
Deductions and Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table

Annual Fee	Minimum	Maximum
1. Base contract	1.55%1	1.55%1
2. Investment options (Fund fees and expenses)	0.25%2	2.675%2
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.50%3	2.00%3

(1) The Base Contract expense consists of the 1.55% mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund assets. The expenses listed are for the year ended 12/31/24, and will vary from year to year.
(3) The minimum fee corresponds to the Enhanced Earnings Benefit for Annuitants aged 70-79 and is a percentage of the Account Value. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,657.69	$4,817.36
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?
Yes.If you withdraw money within seven years following your last contribution, you may be assessed a withdrawal charge of up to 8% of the value of the contribution withdrawn. This loss will be greater if there are taxes or tax penalties.
For example, if you purchased a contract and withdrew a $100,000 initial contribution during the first year after that contribution, you could be assessed a charge of up to $8000 on the contribution withdrawn.
Additionally, if all or a portion of your value in a Guaranteed Return Option is withdrawn before the end of the Guarantee Period, a Market Value Adjustment (MVA) may apply, which may be negative. The MVA formula also contains a factor of 0.25%, which represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value. The MVA may reduce your credited interest, but you cannot lose principal due to the MVA. The MVA may apply if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, or if we make a Distribution on Death of the owner before the end of the Guarantee Period. No MVA applies any time within 30 days of the expiration of the GRO Guarantee Period or to partial withdrawals up to the greater of the Free Withdrawal Amount or the amount of required minimum distributions under the Tax Code.
Deductions and Charges
Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Other Amount) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Are There Transaction Charges?
Yes. In addition to withdrawal charges, you may also be charged for other transactions. Specifically, you have 12 free transfers during a Contract Year, and we charge $20 for each additional transfer during that Contract
Year.
Deductions and Charges
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table

Annual Fee	Minimum	Maximum
1. Base contract	1.55%1	1.55%1
2. Investment options (Fund fees and expenses)	0.25%2	2.675%2
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.50%3	2.00%3

(1) The Base Contract expense consists of the 1.55% mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
(2) As a percentage of Fund assets. The expenses listed are for the year ended 12/31/24, and will vary from year to year.
(3) The minimum fee corresponds to the Enhanced Earnings Benefit for Annuitants aged 70-79 and is a percentage of the Account Value. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.55%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.55%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.675%
Investment Options (of Other Amount) Minimum [Percent]	0.25%
Optional Benefits Minimum [Percent]	0.50%
Optional Benefits Maximum [Percent]	2.00%
Base Contract (N-4) Footnotes [Text Block]	(1) The Base Contract expense consists of the 1.55% mortality and expense risk charge, which is determined on an annualized basis as a percentage of the value in the Variable Account Options, plus the effect of the $30 annual administrative charge. Assuming an Account Value of $100,000, the $30 administrative charge is waived.
Optional Benefits Footnotes [Text Block]	(3) The minimum fee corresponds to the Enhanced Earnings Benefit for Annuitants aged 70-79 and is a percentage of the Account Value. The maximum charge corresponds to the Guaranteed Lifetime Income Advantage Plus benefit, and is a percentage of the Benefit Base.
Investment Options Footnotes [Text Block]	(2) As a percentage of Fund assets. The expenses listed are for the year ended 12/31/24, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost:	Highest Annual Cost:
$1,657.69	$4,817.36
Assumes:	Assumes:
•Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,657.69
Highest Annual Cost [Dollars]	$ 4,817.36
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No sales charges • No additional purchase payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes:
•Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers, or withdrawals
Risks [Table Text Block]

Risks		Location in Prospectus
Is There a Risk of Loss from poor Performance	Yes. You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?	No.
• This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges, taxes and tax penalties may reduce the value of your contract if you withdraw money during the withdrawal charge period. Amounts removed from a GRO before end of a GRO Guarantee period may result in a negative Market Value Adjustment.
• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract

What are the Risks Associated with the Investment Options?	• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.
• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts and the Guaranteed Rate Options before making an investment decision.
Principal Risks of Investing in the Contract Your Investment Options
What are the Risks Related to the Insurance Company?	• An investment in the contract is subject to the risks related to Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Integrity Life. More information about Integrity Life, including its financial strength ratings, is available at 1-800-325-8583.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]
Yes.
• Integrity Life Insurance Company reserves the right to remove or substitute Funds as investment options available under the contract.
• We reserve the right to limit transfers if frequent or large transfers occur.
• If you have the GLIA Rider or GLIA Plus Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies.
• The GRO Fixed Account option is subject to a market value adjustment, which can result in an up or down adjustment to your GRO value.
• The Systematic Transfer Option Fixed Account option is available for new contributions only.

Key Information, Benefit Restrictions [Text Block]	Yes.
• If you own a GLIA Rider or GLIA Plus Rider and take Nonguaranteed Withdrawals, your lifetime payments will decrease and the Rider may terminate.
• Under the GLIA Rider or GLIA Plus Rider, withdrawals must be taken pro rata from your Investment Options – you cannot take a withdrawal from specific Investment Options.
• The GLIA Rider terminates when you elect an Annuity Benefit, and the GLIA Plus Rider terminates when you elect an Annuity Benefit other than an LPA Annuity Option. Each Rider terminates automatically in certain other scenarios.
• The Enhanced Earnings Benefit Rider terminates automatically if you surrender the contract or elect an Annuity Benefit.
• The maximum benefit under the EEB Rider is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges).

Tax Implications [Text Block]	• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
• If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the contract to investors. These financial arrangements may give investment professionals a financial incentive to offer or recommend the contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you the contract in place of the one you own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender or make withdrawals from the contract, or transfer contract value between Investment Options. State premium tax may also be deducted.[1]

Transaction Expenses

Deferred Sales Load as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Maximum Charge	Current Charge
Administrative Expenses [4]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[5]	1.55%	1.55%
Optional Death Benefit
Optional Enhanced Earnings Benefit (EEB) Charge (assessed on Account Value; charge shown is for Annuitants age 70-79) [6,7]	0.50%	0.50%
Optional Living Benefits
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [7]	2.00%	1.25%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [7]	2.00%	1.55%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [7]	2.00%	1.60%
_________________________________________________________
[1] State premium taxes currently range from 0% to 3.5%.
[2] Withdrawal charges decrease based on the age of each contribution. See Part 4.
[3] This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
[4] This is the Annual Administrative Charge, which will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.
[5] Base Contract expenses consist of the 1.55% mortality and expense risk charge.
[6] Charge is based on the Annuitant’s age on the Contract Date, as indicated in this table:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if Enhanced Earnings Benefit (and no other optional benefit) is elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%
_________________________________________________________
[7] See Part 5. You may elect only one of these optional benefits: EEB, Individual GLIA, Spousal GLIA, or GLIA Plus. See Part 10 of this prospectus for information on the different charges and features of the version of GLIA and GLIA Plus offered prior to May 1, 2023.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the contract, including their annual expenses, may be found at the back of this document in Appendix A of this prospectus.

Annual Fund Expenses1(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Contract purchase date	Minimum	Maximum
On or after 4/24/15	0.25%	2.675%
5/1/12 to 4/23/15	0.25%	2.675%
Prior to 5/1/12	0.25%	2.675%

_________________________________________________________
[1] The expenses listed are for the year ended December 31, 2024, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied would result in lower charges than what is depicted here.

Examples

The example is intended to help you compare the cost of investing in the Variable Account Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual contract expenses, and annual Fund Expenses.

The Example assumes all Contract value is allocated to the Variable Options. Your costs could differ from those shown below if you invest in the Fixed Accounts.

Each example assumes that you invest $100,000 in the Variable Account Options for the time periods indicated. Each example also assumes that your investment has a 5% return each year and (except for the “no riders” example) assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts purchased on or after May 1, 2023 *

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.675%), plus the maximum cost of the GLIA Plus Rider and the maximum Optional Enhance Earnings Benefit (EEB) Charge. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$14,513	$25,693	$37,042	$66,849
If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$6,513	$19,696	$33,042	$66,849

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.675%). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$12,393	$19,258	$26,232	$45,147

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

* If you purchased your contract after March 1, 2015 but before May 2, 2023, see Part 10 for related expense examples.

For Contracts purchased before March 1, 2015, but on or after May 1, 2012

If you purchased your contract before March 1, 2015, but on or after May 1, 2012, certain riders currently offered to new purchasers were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period.

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.675%), plus the maximum cost of the Guaranteed Lifetime Income Advantage (GLIA) Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$14,073	$24,274	$34,556	$61,533

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$6,073	$18,274	$30,556	$61,533

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.675%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:
If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$12,393	$19,258	$26,232	$45,147

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

For Contracts purchased before May 1, 2012

If you purchased your contract before May 1, 2012, certain riders currently offered to new purchasers were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period.

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.675%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract). If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$14,073	$24,274	$34,556	$61,533

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$6,073	$18,274	$30,556	$61,533

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.675%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$12,393	$19,258	$26,232	$45,147

If you do not surrender your contract or if you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

Transaction Expenses [Table Text Block]	Transaction Expenses

Deferred Sales Load as a percentage of contributions [2]	8%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

Deferred Sales Load (of Other Amount), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	Withdrawal charges decrease based on the age of each contribution. See Part 4.
Transfer Fee, Current [Dollars]	$ 20
Transfer Fee, Footnotes [Text Block]	This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Maximum Charge	Current Charge
Administrative Expenses [4]	$30	$30
Base Contract Expenses (assessed on value in Variable Account Options)[5]	1.55%	1.55%
Optional Death Benefit
Optional Enhanced Earnings Benefit (EEB) Charge (assessed on Account Value; charge shown is for Annuitants age 70-79) [6,7]	0.50%	0.50%
Optional Living Benefits
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [7]	2.00%	1.25%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [7]	2.00%	1.55%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [7]	2.00%	1.60%
_________________________________________________________
[1] State premium taxes currently range from 0% to 3.5%.
[2] Withdrawal charges decrease based on the age of each contribution. See Part 4.
[3] This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
[4] This is the Annual Administrative Charge, which will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.
[5] Base Contract expenses consist of the 1.55% mortality and expense risk charge.
[6] Charge is based on the Annuitant’s age on the Contract Date, as indicated in this table:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if Enhanced Earnings Benefit (and no other optional benefit) is elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%
_________________________________________________________
[7] See Part 5. You may elect only one of these optional benefits: EEB, Individual GLIA, Spousal GLIA, or GLIA Plus. See Part 10 of this prospectus for information on the different charges and features of the version of GLIA and GLIA Plus offered prior to May 1, 2023.
Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	This is the Annual Administrative Charge, which will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.55%
Base Contract Expense (of Other Amount), Current [Percent]	1.55%
Base Contract Expense, Footnotes [Text Block]	Base Contract expenses consist of the 1.55% mortality and expense risk charge.
Optional Benefit Expense, Footnotes [Text Block]	See Part 5. You may elect only one of these optional benefits: EEB, Individual GLIA, Spousal GLIA, or GLIA Plus. See Part 10 of this prospectus for information on the different charges and features of the version of GLIA and GLIA Plus offered prior to May 1, 2023.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses1(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Contract purchase date	Minimum	Maximum
On or after 4/24/15	0.25%	2.675%
5/1/12 to 4/23/15	0.25%	2.675%
Prior to 5/1/12	0.25%	2.675%

_________________________________________________________
[1] The expenses listed are for the year ended December 31, 2024, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied would result in lower charges than what is depicted here.
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.25%
Portfolio Company Expenses Maximum [Percent]	2.675%
Portfolio Company Expenses, Footnotes [Text Block]	The expenses listed are for the year ended December 31, 2024, and will vary from year to year. There may be expense reimbursements or fee waivers in effect, which if applied would result in lower charges than what is depicted here.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in this contract.

Market Risk. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios and other Investment
Options you select. You bear the risk of any decline in Account Value caused by the performance of the Funds. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Variable Account Options you have selected (which invest in the underlying Funds) make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Variable Account Option investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Variable Account Option level. We do not promise that the Funds will meet their investment objectives. Interests in the Contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

There also are risks associated with the Fixed Accounts. The Fixed Accounts pay a fixed rate of interest, which might turn out to be a lesser return than what you might realize in another investment. With the Guaranteed Rate Option, there is a potential Market Value Adjustment, under which you could experience an upward or downward adjustment in your Account Value allocated to that option.

Early Withdrawal and Surrender Risk. Variable annuities are not a short-term investment vehicle so, you should carefully consider the risks associated with withdrawals under the contract. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½. In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon. You should carefully consider your income and liquidity needs before purchasing a contract.

Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.

In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.

Investment Restrictions – Opportunity Risks. Certain riders under the contract (i.e., Guaranteed Lifetime Income Advantage) restrict your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Fund combinations that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain any such optional benefit.

Risk Associated With Election of Optional Benefits. In general, the optional benefits impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold GLIA or GLIA Plus for many years and die sooner than anticipated, without having taken withdrawals. Please also be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLIA rider or the GLIA Plus rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets.

Contract Changes Risk. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.
We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets         relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.

Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under The Contract
The following table summarizes information about the benefits available under the contract.

With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, the Systematic Contributions program, the Customized Asset Allocation program, and the Dollar Cost Averaging program, note that although these programs are a standard part of the Pinnacle contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit upon Annuitant’s death	Standard	Fee included in Base Contract Fee
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic Withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with the GLIA Rider or GLIA Plus Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program is not available with GLIA Rider or GLIA Plus Rider.

Systematic Transfer Program
Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options (or to Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis
		Optional	None
•Program not available in connection with GLIA Rider
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on a pro rata basis and your enrollment in program will end

Systematic Contributions Program	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.	Optional	None	•Minimum amount for systematic contributions is $100 per month •Program not available with GLIA Rider or GLIA Plus Rider
Customized Asset Rebalancing Program	Allows you to establish a rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.	Optional	None
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Dollar Cost Averaging Program
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
		Optional	None	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program is not available in connection with GLIA Rider or GLIA Plus Rider
Earnings Enhancement Benefit Rider (EEB)	Provides enhancement of standard Death Benefit if there is a gain in contract when we calculate the Death Benefit	Optional	Cost of EEB depends on Annuitant’s age on Contract Date. Maximum charge of 0.50% is for Annuitant aged 70-79 on Contract date	•Maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). •If there is no gain or if a Death Benefit is not paid, EEB will provide no benefit.

GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions are met	Optional	2.00% of Payment Base for GLIA; and 2.00% of Benefit Base for GLIA Plus
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•The following are not available: Guaranteed Rate Options, Dollar Cost Averaging, Income Plus Withdrawal Program, Systematic Contribution Program, Customized Asset Rebalancing, and Enhanced Earnings Benefit
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Guaranteed Rate Options	Account Value in GRO earns interest for duration of Guarantee Period	Optional	None
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to Distribution on Death of owner before the end of Guarantee Period
•Generally if our Guaranteed Interest Rates have increased since time of your contribution or transfer to the GRO, MVA will reduce your GRO Value

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; hardship waiver)	Standard	No additional charge for withdrawal charge waiver feature	•Absent such waivers, you may pay a surrender charge upon a withdrawal
Part 6 – Optional Benefits
You may purchase one of the Riders offered with this contract, which provides optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

You should not add the GLIA Rider or the GLIA Plus Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of each such rider is to assure a specified level of withdrawals for life, the rider would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLIA Rider and GLIA Plus Rider would not be appropriate because such withdrawals would be treated as excess withdrawals, which can have a negative effect on your Payment Base and your Lifetime Payout Amount.
Please see Part 10 of this prospectus regarding different charges and features applicable to the versions of GLIA and GLIA Plus offered prior to May 2, 2022.
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)the Bonus Base immediately before the Bonus is applied; plus
2)the Bonus amount (see “Bonus” section below); plus
3)additional contributions received after the date of the Bonus; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)the Step-Up Base immediately before the Step-Up is applied; plus
2)the Step-Up amount; plus
3)additional contributions received after the date of the Step-Up; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges), is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value).

For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or younger	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
The annual charge is a current charge of 1.25% (for the individual GLIA rider), and a current charge of 1.55% (for the spousal GLIA rider). The charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the individual or spousal GLIA Rider up to a maximum of 2.00%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Investment Options. Investment Options available without limitations (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	PIMCO VIT All Asset
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT Commodity RealReturn Strategy
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT International Bond
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Balanced	Fidelity VIP Mid Cap
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity
_________________________________________________________

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 2 of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
•We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only).
2.Joint owners are not allowed.
3.Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.The date the Payment Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.The date that you transfer ownership of the contract;
6.The date you assign the contract or any benefits under the contract or Rider;
7.The date a Death Benefit is elected under the contract;
8.On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.The date you elect an Annuity Benefit under the contract;
10.The date you cancel this Rider;
11.The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•The Enhanced Earnings Benefit is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus is not available.
Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix D-1 for hypothetical examples that illustrate how the GLIA Rider works.
Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and Spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date and varies depending on your age at that time.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.50%
65-69	4.00%
70-74	4.50%
75-79	5.00%
80 and older	5.75%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to six percent (6%) multiplied by the sum of all contributions, less the sum of all withdrawals, including withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.On the last Annual Processing Date, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charges, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125.
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charges and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
The annual charge is a current charge of 1.60%. The charge is multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum charge of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.)

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	PIMCO VIT All Asset
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT International Bond
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Long-Term U.S. Government
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	High Yield
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	BlackRock High Yield V.I.
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	Fidelity VIP High Income
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	FT Franklin Income VIP
	Fidelity VIP Index 500	International
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity
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*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.

Systematic Transfer Option Available
You may elect to have one or more contributions initially invested in the Systematic Transfer Option (STO) as described in Part 3, section titled “Systematic Transfer Option (STO).” The money in the STO will transfer to the Variable Account Options according to your allocation. You may have Account Value invested in only one STO at any time, either the six-month or one-year STO. Account Value in the STO is not part of your allocation and is not included in the rebalancing. Contributions invested in a STO and transfers from a STO to the Variable Account Options do not start a 90-day waiting period.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing. Money in the STO is not included in the one allocation.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.[10]
•You cannot make additional contributions after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
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10 If your contract is issued in Florida, additional contributions are limited to $100,000 per Contract Year.
Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age under IRS regulations.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.Joint owners are not allowed.
3.Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.The date the Benefit Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider[11] unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime);
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a death benefit other than the Spousal Continuation Benefit;
7.On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.The date you elect an Annuity Benefit under the contract other than an LPA Annuity Option;
9.The date we process the cancellation of this Rider at your request;
10.The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.

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[11] Absolute assignments and ownership changes are allowed under state law in CT and CA; however, if you transfer or assign ownership of the contract (even to a custodian or trust) and you have a Spousal GLIA Plus Rider, your spouse will not receive benefits if you die before your spouse. This result is dictated by the Tax Code, which requires the owner’s sole beneficiary to be the owner’s spouse to continue the contract and Rider.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing is not available.
•The Enhanced Earnings Benefit is not available.
•The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.
Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix D-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.
Enhanced Earnings Benefit Rider (EEB)
The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract. Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit. The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in Good Order, minus contributions adjusted for partial withdrawals. If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date. We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If a GLIA or GLIA Plus Rider is selected, the EEB is not available.

Any additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.
A special note if you are purchasing this annuity for use as an IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the contract.

With respect to the Systematic Withdrawal program, the Income Plus Withdrawal program, the Choices Plus Required Minimum Distribution program, the Systematic Transfer program, the Systematic Contributions program, the Customized Asset Allocation program, and the Dollar Cost Averaging program, note that although these programs are a standard part of the Pinnacle contract, you would participate in any such program only upon making an affirmative election to do so.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Pays Death Benefit upon Annuitant’s death	Standard	Fee included in Base Contract Fee
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Systematic Withdrawal Program	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.	Optional	None	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Income Plus Withdrawal Program	Allows you to pre-authorize substantially equal periodic Withdrawals based on your life expectancy from your contract any time before you reach age 59½.	Optional	None
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with the GLIA Rider or GLIA Plus Rider

Choices Plus Required Minimum Distribution Program	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations	Optional	None
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program is not available with GLIA Rider or GLIA Plus Rider.

Systematic Transfer Program
Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options (or to Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis
		Optional	None
•Program not available in connection with GLIA Rider
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on a pro rata basis and your enrollment in program will end

Systematic Contributions Program	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.	Optional	None	•Minimum amount for systematic contributions is $100 per month •Program not available with GLIA Rider or GLIA Plus Rider
Customized Asset Rebalancing Program	Allows you to establish a rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.	Optional	None
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Dollar Cost Averaging Program
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.
		Optional	None	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program is not available in connection with GLIA Rider or GLIA Plus Rider
Earnings Enhancement Benefit Rider (EEB)	Provides enhancement of standard Death Benefit if there is a gain in contract when we calculate the Death Benefit	Optional	Cost of EEB depends on Annuitant’s age on Contract Date. Maximum charge of 0.50% is for Annuitant aged 70-79 on Contract date	•Maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). •If there is no gain or if a Death Benefit is not paid, EEB will provide no benefit.

GLIA Rider and GLIA Plus Rider	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions are met	Optional	2.00% of Payment Base for GLIA; and 2.00% of Benefit Base for GLIA Plus
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•The following are not available: Guaranteed Rate Options, Dollar Cost Averaging, Income Plus Withdrawal Program, Systematic Contribution Program, Customized Asset Rebalancing, and Enhanced Earnings Benefit
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Guaranteed Rate Options	Account Value in GRO earns interest for duration of Guarantee Period	Optional	None
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to Distribution on Death of owner before the end of Guarantee Period
•Generally if our Guaranteed Interest Rates have increased since time of your contribution or transfer to the GRO, MVA will reduce your GRO Value

Waiver of withdrawal charge	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; hardship waiver)	Standard	No additional charge for withdrawal charge waiver feature	•Absent such waivers, you may pay a surrender charge upon a withdrawal

Optional Benefit Expense, Footnotes [Text Block]	See Part 5. You may elect only one of these optional benefits: EEB, Individual GLIA, Spousal GLIA, or GLIA Plus. See Part 10 of this prospectus for information on the different charges and features of the version of GLIA and GLIA Plus offered prior to May 1, 2023.
Benefits Description [Table Text Block]
Part 6 – Optional Benefits
You may purchase one of the Riders offered with this contract, which provides optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

You should not add the GLIA Rider or the GLIA Plus Rider if you do not intend to take withdrawals prior to annuitization. Because the main purpose of each such rider is to assure a specified level of withdrawals for life, the rider would not be suitable if you did not anticipate taking regular withdrawals from your contract. Conversely, if you anticipate taking a series of very large withdrawals, the GLIA Rider and GLIA Plus Rider would not be appropriate because such withdrawals would be treated as excess withdrawals, which can have a negative effect on your Payment Base and your Lifetime Payout Amount.
Please see Part 10 of this prospectus regarding different charges and features applicable to the versions of GLIA and GLIA Plus offered prior to May 2, 2022.
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)the Bonus Base immediately before the Bonus is applied; plus
2)the Bonus amount (see “Bonus” section below); plus
3)additional contributions received after the date of the Bonus; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)the Step-Up Base immediately before the Step-Up is applied; plus
2)the Step-Up amount; plus
3)additional contributions received after the date of the Step-Up; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges), is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value).

For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or younger	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
The annual charge is a current charge of 1.25% (for the individual GLIA rider), and a current charge of 1.55% (for the spousal GLIA rider). The charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the individual or spousal GLIA Rider up to a maximum of 2.00%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Investment Options. Investment Options available without limitations (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	PIMCO VIT All Asset
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT Commodity RealReturn Strategy
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT International Bond
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Balanced	Fidelity VIP Mid Cap
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity
_________________________________________________________

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 2 of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
•We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only).
2.Joint owners are not allowed.
3.Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.The date the Payment Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.The date that you transfer ownership of the contract;
6.The date you assign the contract or any benefits under the contract or Rider;
7.The date a Death Benefit is elected under the contract;
8.On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.The date you elect an Annuity Benefit under the contract;
10.The date you cancel this Rider;
11.The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•The Enhanced Earnings Benefit is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus is not available.
Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix D-1 for hypothetical examples that illustrate how the GLIA Rider works.
Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and Spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date and varies depending on your age at that time.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.50%
65-69	4.00%
70-74	4.50%
75-79	5.00%
80 and older	5.75%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to six percent (6%) multiplied by the sum of all contributions, less the sum of all withdrawals, including withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.On the last Annual Processing Date, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charges, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125.
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charges and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
The annual charge is a current charge of 1.60%. The charge is multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum charge of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.)

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	PIMCO VIT All Asset
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT International Bond
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Long-Term U.S. Government
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	High Yield
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	BlackRock High Yield V.I.
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	Fidelity VIP High Income
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	FT Franklin Income VIP
	Fidelity VIP Index 500	International
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity
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*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.

Systematic Transfer Option Available
You may elect to have one or more contributions initially invested in the Systematic Transfer Option (STO) as described in Part 3, section titled “Systematic Transfer Option (STO).” The money in the STO will transfer to the Variable Account Options according to your allocation. You may have Account Value invested in only one STO at any time, either the six-month or one-year STO. Account Value in the STO is not part of your allocation and is not included in the rebalancing. Contributions invested in a STO and transfers from a STO to the Variable Account Options do not start a 90-day waiting period.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing. Money in the STO is not included in the one allocation.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.[10]
•You cannot make additional contributions after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
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10 If your contract is issued in Florida, additional contributions are limited to $100,000 per Contract Year.
Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age under IRS regulations.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.Joint owners are not allowed.
3.Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.The date the Benefit Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider[11] unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime);
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a death benefit other than the Spousal Continuation Benefit;
7.On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.The date you elect an Annuity Benefit under the contract other than an LPA Annuity Option;
9.The date we process the cancellation of this Rider at your request;
10.The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.

_________________________________________________________
[11] Absolute assignments and ownership changes are allowed under state law in CT and CA; however, if you transfer or assign ownership of the contract (even to a custodian or trust) and you have a Spousal GLIA Plus Rider, your spouse will not receive benefits if you die before your spouse. This result is dictated by the Tax Code, which requires the owner’s sole beneficiary to be the owner’s spouse to continue the contract and Rider.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing is not available.
•The Enhanced Earnings Benefit is not available.
•The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.
Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix D-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.
Enhanced Earnings Benefit Rider (EEB)
The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract. Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit. The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in Good Order, minus contributions adjusted for partial withdrawals. If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date. We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If a GLIA or GLIA Plus Rider is selected, the EEB is not available.

Any additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.
A special note if you are purchasing this annuity for use as an IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A - Investment Options Available Under the Contract
Variable Account Options
The following is a list of the Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-325-8583 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-Year	5-Year	10-Year
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds I.S. The Bond Fund of America, Class 4 1 Adviser: Capital Research and Management Company	0.73%	0.98%	0.07%	1.42%
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds I.S. Capital Income Builder, Class 4 1 Adviser: Capital Research and Management Company	0.78%	9.93%	5.75%	5.17%
The fund seeks to provide long-term growth of capital.	American Funds I.S. Global Growth, Class 4 1 Adviser: Capital Research and Management Company	0.91%	13.39%	9.49%	10.46%
The fund seeks to provide growth of capital.	American Funds I.S. Growth, Class 4 Adviser: Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%

The fund seeks to achieve long-term growth of capital and income.	American Funds I.S. Growth-Income, Class 4 Adviser: Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds I.S. Managed Risk Asset Allocation, Class P2 Adviser: Capital Research and Management Company Subadviser: Milliman Financial Risk Management LLC	0.90%	14.63%	5.30%	5.88%
The fund seeks long-term capital appreciation.	American Funds I.S. New World, Class 4 1 Adviser: Capital Research and Management Company	1.07%	6.33%	4.29%	5.96%

The fund seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC	1.04%	31.93%	15.94%	14.77%
The fund seeks high total investment return.	BlackRock Global Allocation V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	9.01%	5.74%	5.33%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.78%	7.85%	4.17%	4.74%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited	0.77%	1.13%	-0.50%	1.11%

The fund seeks to provide long-term growth of capital.	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 1 Adviser: Columbia Management Investment Advisers, LLC	0.82%	12.54%	9.84%	8.43%
The fund seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund, Class 2 1 Adviser: Columbia Management Investment Advisers, LLC	1.13%	8.67%	10.98%	8.98%

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP Fund, Class B 1 Adviser: DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	0.68%	10.89%	6.77%	7.23%

The Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.77%	8.23%	5.38%	5.40%
The Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.67%	15.58%	10.57%	9.35%
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity VIP Bond Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.39%	1.00%	-0.72%	N/A
The Portfolio seeks long-term capital appreciation.	Fidelity VIP Contrafund Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.81%	33.45%	16.74%	13.33%

The Portfolio seeks capital appreciation.	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	16.57%	10.28%	8.35%
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity VIP Equity-Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.72%	15.06%	9.80%	8.94%
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.38%	12.03%	8.53%	N/A
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [2] Adviser: Fidelity Management & Research Company LLC	0.65%	5.06%	3.26%	4.38%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2015 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.68%	6.21%	4.08%	5.11%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.71%	7.40%	4.89%	5.76%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2025 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	8.28%	5.52%	6.27%

The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.76%	9.14%	6.25%	7.03%
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
The Portfolio seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.81%	30.07%	18.63%	16.34%
The Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio, Service Class 2 [1] Adviser: Fidelity Management & Research Company LLC	1.06%	8.62%	2.47%	3.90%
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.34%	24.59%	14.12%	12.71%
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.42%	4.82%	3.83%	N/A
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.63%	1.50%	0.20%	1.68%

The Portfolio seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.82%	17.18%	11.06%	8.94%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.98%	4.81%	5.50%	6.06%
The Portfolio seeks total return.	Fidelity VIP Target Volatility Portfolio, Service Class 2 1 Adviser: Fidelity Management & Research Company LLC	0.84%	9.08%	5.20%	5.65%
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity VIP Total Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.37%	23.38%	13.46%	N/A

The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities.	Franklin Growth and Income VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.84%	17.99%	9.63%	9.30%
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.72%	7.20%	5.29%	5.27%
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Large Cap Growth VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	1.07%	26.30%	13.42%	12.71%

The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund, Class 2 [1] Adviser: Franklin Mutual Advisers, LLC	0.90%	11.71%	8.36%	8.17%
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of insurers located outside the U.S., including those in developing markets.	Templeton Foreign VIP Fund, Class 2 [1] Adviser: Templeton Investment Counsel, LLC	1.06%	-1.00%	2.60%	2.38%
The fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the fund invests 80% of its assets in debt securities of any maturity. The fund's assets are invested in issuers located in at least three countries and it may invest without limit in developing markets.	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.75%	-11.37%	-4.85%	-2.03%
The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund, Class 2 [1] Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.12%	5.40%	4.60%	4.08%

The fund seeks to generate positive total returns over time.	Guggenheim VT Global Managed Futures Strategy Fund [1,3] Adviser: Guggenheim Investments	2.11%	0.37%	3.73%	0.75%
The fund seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Fund [1,4] Adviser: Guggenheim Investments	1.82%	-3.66%	2.43%	1.68%

The fund seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Adviser: Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
The fund seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%

The fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II [1] Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	11.28%	0.87%	2.87%
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II [1] Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%	7.72%	1.23%	3.03%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio. Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	2.365%	3.57%	4.31%	4.25%
The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	2.38%	3.97%	6.98%	1.55%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.11%	5.36%	1.24%	2.41%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	2.675%	-6.10%	-5.02%	-0.82%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	4.39%	0.98%	1.18%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.17%	2.03%	1.83%	2.05%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.89%	2.43%	-0.13%	1.43%

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3 Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.85%	7.58%	3.80%	3.90%

The fund seeks capital appreciation and current income.	Touchstone VST Balanced Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.79%	13.62%	9.58%	8.37%
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	Touchstone VST Bond Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.92%	1.96%	0.08%	1.02%
The fund seeks to provide investors with capital appreciation.	Touchstone VST Common Stock Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.92%	21.26%	14.69%	12.08%
(1)The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
(2) Only available on contracts purchased before May 1, 2013.
(3) Only available on contracts purchased before April 25, 2015.
(4) Only available on contracts purchased before May 1, 2012.

Expenses of the Funds above were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities and Touchstone Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.
DEPENDING ON THE OPTIONAL BENEFITS YOU CHOOSE, YOU MAY NOT BE ABLE TO INVEST IN CERTAIN PORTFOLIO COMPANIES

IF YOU PARTICIPATE IN THE GLIA OR GLIA PLUS OPTIONAL BENEFITS, YOUR INVESTMENT OPTIONS ARE LIMITED – PLEASE SEE PART 6 OF THIS PROSPECTUS FOR DETAILS

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Funds currently available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling 1-800-325-8583 or sending an email request to service@integritycompanies.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type/Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-Year	5-Year	10-Year
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	American Funds I.S. The Bond Fund of America, Class 4 1 Adviser: Capital Research and Management Company	0.73%	0.98%	0.07%	1.42%
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds I.S. Capital Income Builder, Class 4 1 Adviser: Capital Research and Management Company	0.78%	9.93%	5.75%	5.17%
The fund seeks to provide long-term growth of capital.	American Funds I.S. Global Growth, Class 4 1 Adviser: Capital Research and Management Company	0.91%	13.39%	9.49%	10.46%
The fund seeks to provide growth of capital.	American Funds I.S. Growth, Class 4 Adviser: Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%

The fund seeks to achieve long-term growth of capital and income.	American Funds I.S. Growth-Income, Class 4 Adviser: Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds I.S. Managed Risk Asset Allocation, Class P2 Adviser: Capital Research and Management Company Subadviser: Milliman Financial Risk Management LLC	0.90%	14.63%	5.30%	5.88%
The fund seeks long-term capital appreciation.	American Funds I.S. New World, Class 4 1 Adviser: Capital Research and Management Company	1.07%	6.33%	4.29%	5.96%

The fund seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC	1.04%	31.93%	15.94%	14.77%
The fund seeks high total investment return.	BlackRock Global Allocation V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.02%	9.01%	5.74%	5.33%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.78%	7.85%	4.17%	4.74%
The fund seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Total Return V.I. Fund, Class III 1 Adviser: BlackRock Advisors, LLC Subadviser: BlackRock International Limited	0.77%	1.13%	-0.50%	1.11%

The fund seeks to provide long-term growth of capital.	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 1 Adviser: Columbia Management Investment Advisers, LLC	0.82%	12.54%	9.84%	8.43%
The fund seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund, Class 2 1 Adviser: Columbia Management Investment Advisers, LLC	1.13%	8.67%	10.98%	8.98%

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	DWS Small Cap Index VIP Fund, Class B 1 Adviser: DWS Investment Management Americas Inc. Subadviser: Northern Trust Investments, Inc.	0.68%	10.89%	6.77%	7.23%

The Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.77%	8.23%	5.38%	5.40%
The Portfolio seeks income and capital growth consistent with reasonable risk.	Fidelity VIP Balanced Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.67%	15.58%	10.57%	9.35%
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.	Fidelity VIP Bond Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.39%	1.00%	-0.72%	N/A
The Portfolio seeks long-term capital appreciation.	Fidelity VIP Contrafund Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.81%	33.45%	16.74%	13.33%

The Portfolio seeks capital appreciation.	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	16.57%	10.28%	8.35%
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.	Fidelity VIP Equity-Income Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.72%	15.06%	9.80%	8.94%
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.	Fidelity VIP Extended Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.38%	12.03%	8.53%	N/A
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [2] Adviser: Fidelity Management & Research Company LLC	0.65%	5.06%	3.26%	4.38%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2015 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.68%	6.21%	4.08%	5.11%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.71%	7.40%	4.89%	5.76%
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2025 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.73%	8.28%	5.52%	6.27%

The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.76%	9.14%	6.25%	7.03%
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio, Initial Class Adviser: Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
The Portfolio seeks to achieve capital appreciation.	Fidelity VIP Growth Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.81%	30.07%	18.63%	16.34%
The Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio, Service Class 2 [1] Adviser: Fidelity Management & Research Company LLC	1.06%	8.62%	2.47%	3.90%
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.34%	24.59%	14.12%	12.71%
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.	Fidelity VIP International Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.42%	4.82%	3.83%	N/A
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.63%	1.50%	0.20%	1.68%

The Portfolio seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.82%	17.18%	11.06%	8.94%
The Portfolio seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.98%	4.81%	5.50%	6.06%
The Portfolio seeks total return.	Fidelity VIP Target Volatility Portfolio, Service Class 2 1 Adviser: Fidelity Management & Research Company LLC	0.84%	9.08%	5.20%	5.65%
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity VIP Total Market Index Portfolio, Service Class 2 Adviser: Fidelity Management & Research Company LLC Subadviser: Geode Capital Management LLC	0.37%	23.38%	13.46%	N/A

The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities.	Franklin Growth and Income VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.84%	17.99%	9.63%	9.30%
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund, Class 2 [1] Adviser: Franklin Advisers, Inc.	0.72%	7.20%	5.29%	5.27%
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Large Cap Growth VIP Fund, Class 2 Adviser: Franklin Advisers, Inc.	1.07%	26.30%	13.42%	12.71%

The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund, Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund, Class 2 [1] Adviser: Franklin Mutual Advisers, LLC	0.90%	11.71%	8.36%	8.17%
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of insurers located outside the U.S., including those in developing markets.	Templeton Foreign VIP Fund, Class 2 [1] Adviser: Templeton Investment Counsel, LLC	1.06%	-1.00%	2.60%	2.38%
The fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the fund invests 80% of its assets in debt securities of any maturity. The fund's assets are invested in issuers located in at least three countries and it may invest without limit in developing markets.	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisers, Inc.	0.75%	-11.37%	-4.85%	-2.03%
The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP Fund, Class 2 [1] Adviser: Templeton Global Advisors Limited Subadviser: Templeton Asset Management Ltd.	1.12%	5.40%	4.60%	4.08%

The fund seeks to generate positive total returns over time.	Guggenheim VT Global Managed Futures Strategy Fund [1,3] Adviser: Guggenheim Investments	2.11%	0.37%	3.73%	0.75%
The fund seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Fund [1,4] Adviser: Guggenheim Investments	1.82%	-3.66%	2.43%	1.68%

The fund seeks capital growth.	Invesco V.I. American Franchise Fund, Series II Adviser: Invesco Advisers, Inc.	1.10%	34.56%	15.56%	13.88%
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund, Series II Adviser: Invesco Advisers, Inc.	1.14%	30.09%	13.40%	8.85%
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund, Series II Adviser: Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
The fund seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Adviser: Invesco Advisers, Inc.	1.10%	23.92%	9.92%	11.29%
The fund seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series II Adviser: Invesco Advisers, Inc.	1.15%	0.34%	2.97%	4.10%

The fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II [1] Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	11.28%	0.87%	2.87%
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II [1] Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%	7.72%	1.23%	3.03%

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio. Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	2.365%	3.57%	4.31%	4.25%
The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class [1] Adviser: Pacific Investment Management Company LLC (PIMCO)	2.38%	3.97%	6.98%	1.55%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.11%	5.36%	1.24%	2.41%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	2.675%	-6.10%	-5.02%	-0.82%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.77%	4.39%	0.98%	1.18%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	1.17%	2.03%	1.83%	2.05%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Advisor Class Adviser: Pacific Investment Management Company LLC (PIMCO)	0.89%	2.43%	-0.13%	1.43%

The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3 Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management, LLC	0.85%	7.58%	3.80%	3.90%

The fund seeks capital appreciation and current income.	Touchstone VST Balanced Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.79%	13.62%	9.58%	8.37%
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.	Touchstone VST Bond Fund, Class SC [1] Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.92%	1.96%	0.08%	1.02%
The fund seeks to provide investors with capital appreciation.	Touchstone VST Common Stock Fund, Class SC Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.92%	21.26%	14.69%	12.08%
(1)The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
(2) Only available on contracts purchased before May 1, 2013.
(3) Only available on contracts purchased before April 25, 2015.
(4) Only available on contracts purchased before May 1, 2012.

Temporary Fee Reductions, Current Expenses [Text Block]	(1)The expenses of the fund are subject to a temporary reduction, and the Current Expense Amount set forth in the table above reflects the reduced amount.
C000121513 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds I.S. The Bond Fund of America, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
C000140606 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds I.S. Capital Income Builder, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000121502 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds I.S. Global Growth, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000121507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds I.S. Growth, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	31.29%
Average Annual Total Returns, 5 Years [Percent]	18.53%
Average Annual Total Returns, 10 Years [Percent]	16.29%
C000121511 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds I.S. Growth-Income, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	23.93%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.93%
C000117907 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds I.S. Managed Risk Asset Allocation, Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	5.88%
C000121509 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds I.S. New World, Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	5.96%
C000007934 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	31.93%
Average Annual Total Returns, 5 Years [Percent]	15.94%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000007940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	5.33%
C000007946 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	4.17%
Average Annual Total Returns, 10 Years [Percent]	4.74%
C000007928 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock Total Return V.I. Fund, Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	1.13%
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000088771 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.54%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000034146 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio – Small Cap Value Fund, Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000017157 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP Fund, Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000021000 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager 50% Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	5.40%
C000021029 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity VIP Balanced Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000199916 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Fidelity VIP Bond Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	1.00%
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
C000021009 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.74%
Average Annual Total Returns, 10 Years [Percent]	13.33%
C000021013 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000020970 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000199918 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.
Portfolio Company Name [Text Block]	Fidelity VIP Extended Market Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	8.53%
C000021106 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2010 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	4.38%
C000021109 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2015 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	4.08%
Average Annual Total Returns, 10 Years [Percent]	5.11%
C000021112 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2020 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000021115 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2025 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.28%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	6.27%
C000021118 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond.
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2030 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	7.03%
C000048773 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000020974 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity VIP Growth Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	30.07%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	16.34%
C000020981 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP High Income Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	3.90%
C000021016 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	24.59%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	12.71%
C000199920 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Portfolio Company Name [Text Block]	Fidelity VIP International Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	3.83%
C000048820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000021045 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000020992 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	6.06%
C000123284 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks total return.
Portfolio Company Name [Text Block]	Fidelity VIP Target Volatility Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.08%
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	5.65%
C000199922 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Portfolio Company Name [Text Block]	Fidelity VIP Total Market Index Portfolio, Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	23.38%
Average Annual Total Returns, 5 Years [Percent]	13.46%
C000020126 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities.
Portfolio Company Name [Text Block]	Franklin Growth and Income VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.30%
C000020130 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.20%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	5.27%
C000020132 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.
Portfolio Company Name [Text Block]	Franklin Large Cap Growth VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	26.30%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	12.71%
C000020109 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.83%
C000020099 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000020114 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of insurers located outside the U.S., including those in developing markets.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
C000020121 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the fund invests 80% of its assets in debt securities of any maturity. The fund's assets are invested in issuers located in at least three countries and it may invest without limit in developing markets.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000020124 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	5.40%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	4.08%
C000069235 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to generate positive total returns over time.
Portfolio Company Name [Text Block]	Guggenheim VT Global Managed Futures Strategy Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.11%
Average Annual Total Returns, 1 Year [Percent]	0.37%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	0.75%
C000010416 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation with less risk than traditional equity funds.
Portfolio Company Name [Text Block]	Guggenheim VT Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.82%
Average Annual Total Returns, 1 Year [Percent]	(3.66%)
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000084678 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	34.56%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	13.88%
C000084660 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	30.09%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000084642 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000209363 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.29%
C000000411 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund, Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.34%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	4.10%
C000011751 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Debt Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.87%
C000050280 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	7.72%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	3.03%
C000026480 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio. Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	2.365%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.31%
Average Annual Total Returns, 10 Years [Percent]	4.25%
C000031411 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	2.38%
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000139585 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	2.41%
C000081129 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Long-Term U.S. Government Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	2.675%
Average Annual Total Returns, 1 Year [Percent]	(6.10%)
Average Annual Total Returns, 5 Years [Percent]	(5.02%)
Average Annual Total Returns, 10 Years [Percent]	(0.82%)
C000030990 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.39%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.18%
C000027283 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.05%
C000030985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio, Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	2.43%
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000112455 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio, Class 3
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	3.90%
C000008522 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Touchstone VST Balanced Fund, Class SC
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000213075 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Touchstone VST Bond Fund, Class SC
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	1.96%
Average Annual Total Returns, 5 Years [Percent]	0.08%
Average Annual Total Returns, 10 Years [Percent]	1.02%
C000213076 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Touchstone VST Common Stock Fund, Class SC
Portfolio Company Adviser [Text Block]	Touchstone Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Fort Washington Investment Advisors, Inc.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	21.26%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Previously Offered [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses Minimum [Percent]	0.25%
Portfolio Company Expenses Maximum [Percent]	2.675%
Previously Offered 2 [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses Minimum [Percent]	0.25%
Portfolio Company Expenses Maximum [Percent]	2.675%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Pays Death Benefit upon Annuitant’s death
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Death Benefit will not be paid after Annuitant’s death if there is a contingent Annuitant. In that case, contingent Annuitant becomes new Annuitant.
•If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit

Name of Benefit [Text Block]	Death Benefit
Optional Enhanced Earnings Benefit (EEB) Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	Charge is based on the Annuitant’s age on the Contract Date, as indicated in this table:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if Enhanced Earnings Benefit (and no other optional benefit) is elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%

Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.50%
Optional Benefit Expense, Footnotes [Text Block]	Charge is based on the Annuitant’s age on the Contract Date, as indicated in this table:

Age	Charge at annual effective rate	Total Charge to Variable Account Options if Enhanced Earnings Benefit (and no other optional benefit) is elected
59 or less	0.20%	1.75%
60-69	0.40%	1.95%
70-79	0.50%	2.05%

Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual Or Spousal Rider Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
With Maximum Charge For Highest Cost Rider [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$14,513	$25,693	$37,042	$66,849

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,513
Surrender Expense, 3 Years, Maximum [Dollars]	25,693
Surrender Expense, 5 Years, Maximum [Dollars]	37,042
Surrender Expense, 10 Years, Maximum [Dollars]	$ 66,849
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$6,513	$19,696	$33,042	$66,849

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,513
Annuitized Expense, 3 Years, Maximum [Dollars]	19,696
Annuitized Expense, 5 Years, Maximum [Dollars]	33,042
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 66,849
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$6,513	$19,696	$33,042	$66,849

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,513
No Surrender Expense, 3 Years, Maximum [Dollars]	19,696
No Surrender Expense, 5 Years, Maximum [Dollars]	33,042
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 66,849
With Maximum Charge For Highest Cost Rider [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 01, 2012
Offered Ending [Date]	Mar. 01, 2015
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$14,073	$24,274	$34,556	$61,533

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,073
Surrender Expense, 3 Years, Maximum [Dollars]	24,274
Surrender Expense, 5 Years, Maximum [Dollars]	34,556
Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,533
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$6,073	$18,274	$30,556	$61,533

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,073
Annuitized Expense, 3 Years, Maximum [Dollars]	18,274
Annuitized Expense, 5 Years, Maximum [Dollars]	30,556
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 61,533
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$6,073	$18,274	$30,556	$61,533

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,073
No Surrender Expense, 3 Years, Maximum [Dollars]	18,274
No Surrender Expense, 5 Years, Maximum [Dollars]	30,556
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,533
With Maximum Charge For Highest Cost Rider [Member] | Previously Offered 2 [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$14,073	$24,274	$34,556	$61,533

Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,073
Surrender Expense, 3 Years, Maximum [Dollars]	24,274
Surrender Expense, 5 Years, Maximum [Dollars]	34,556
Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,533
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$6,073	$18,274	$30,556	$61,533

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,073
Annuitized Expense, 3 Years, Maximum [Dollars]	18,274
Annuitized Expense, 5 Years, Maximum [Dollars]	30,556
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 61,533
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$6,073	$18,274	$30,556	$61,533

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,073
No Surrender Expense, 3 Years, Maximum [Dollars]	18,274
No Surrender Expense, 5 Years, Maximum [Dollars]	30,556
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 61,533
With No Riders [Member]
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$12,393	$19,258	$26,232	$45,147

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,393
Surrender Expense, 3 Years, Maximum [Dollars]	19,258
Surrender Expense, 5 Years, Maximum [Dollars]	26,232
Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,147
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,393
Annuitized Expense, 3 Years, Maximum [Dollars]	13,258
Annuitized Expense, 5 Years, Maximum [Dollars]	22,232
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 45,147
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,393
No Surrender Expense, 3 Years, Maximum [Dollars]	13,258
No Surrender Expense, 5 Years, Maximum [Dollars]	22,232
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,147
With No Riders [Member] | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Offered Starting [Date]	May 01, 2012
Offered Ending [Date]	Mar. 01, 2015
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$12,393	$19,258	$26,232	$45,147

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,393
Surrender Expense, 3 Years, Maximum [Dollars]	19,258
Surrender Expense, 5 Years, Maximum [Dollars]	26,232
Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,147
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,393
Annuitized Expense, 3 Years, Maximum [Dollars]	13,258
Annuitized Expense, 5 Years, Maximum [Dollars]	22,232
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 45,147
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,393
No Surrender Expense, 3 Years, Maximum [Dollars]	13,258
No Surrender Expense, 5 Years, Maximum [Dollars]	22,232
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,147
With No Riders [Member] | Previously Offered 2 [Member]
Item 4. Fee Table [Line Items]
Offered Ending [Date]	May 01, 2012
Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$12,393	$19,258	$26,232	$45,147

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,393
Surrender Expense, 3 Years, Maximum [Dollars]	19,258
Surrender Expense, 5 Years, Maximum [Dollars]	26,232
Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,147
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,393
Annuitized Expense, 3 Years, Maximum [Dollars]	13,258
Annuitized Expense, 5 Years, Maximum [Dollars]	22,232
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 45,147
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$4,393	$13,258	$22,232	$45,147

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,393
No Surrender Expense, 3 Years, Maximum [Dollars]	13,258
No Surrender Expense, 5 Years, Maximum [Dollars]	22,232
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,147
Systematic Withdrawal Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•If you do not have enough Account Value to make withdrawal you have specified, no withdrawal will be made and your enrollment in program will end. •Minimum Systematic Withdrawal is $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Income Plus Withdrawal Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Plus Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize substantially equal periodic Withdrawals based on your life expectancy from your contract any time before you reach age 59½.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•You will not have to pay a tax penalty for withdrawals under this program, but they will be subject to ordinary income tax
•If you change or stop withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under Program.
•Program not available with the GLIA Rider or GLIA Plus Rider

Name of Benefit [Text Block]	Income Plus Withdrawal Program
Choices Plus Required Minimum Distribution Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize withdrawals from your IRA contract after you turn Qualified Age under IRS regulations
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Withdrawals of Account Value made as part of the program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with RMD amount.
•Program is not available with GLIA Rider or GLIA Plus Rider.

Name of Benefit [Text Block]	Choices Plus Required Minimum Distribution Program
Systematic Transfer Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Transfer Program
Purpose of Benefit [Text Block]
Program where we accept new contributions into Systematic Transfer Option (STO), and make transfers out of STO to one or more Variable Account Options (or to Investment Options under your selected GLIA Plus Investment Strategy) on a monthly or quarterly basis

Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Program not available in connection with GLIA Rider
•If you do not have enough Account Value in STO to transfer to each Variable Account Option specified, final transfer will be made on a pro rata basis and your enrollment in program will end

Name of Benefit [Text Block]	Systematic Transfer Program
Systematic Contributions Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Contributions Program
Purpose of Benefit [Text Block]	Allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Minimum amount for systematic contributions is $100 per month •Program not available with GLIA Rider or GLIA Plus Rider
Name of Benefit [Text Block]	Systematic Contributions Program
Customized Asset Rebalancing Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to establish a rebalancing allocation and determine how often Account Value in your currently available Variable Account Options will rebalance to that allocation.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Other allocation programs, such as Dollar Cost Averaging, may not work with Customized Asset Rebalancing Program. You should, therefore, monitor use of other programs, as well as transfers and withdrawals, while Customized Asset Rebalancing Program is in effect
•Program not available with GLIA Rider or GLIA Plus Rider

Name of Benefit [Text Block]	Customized Asset Rebalancing Program
Dollar Cost Averaging Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]
Program under which we transfer contributions that you have allocated to Fidelity VIP Government Money Market Portfolio to one or more other Variable Account Options on monthly, quarterly, semi-annual or annual basis.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Dollar cost averaging does not assure a profit and does not protect against investment losses. •Program is not available in connection with GLIA Rider or GLIA Plus Rider
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Earnings Enhancement Benefit Rider (EEB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Enhancement Benefit Rider (EEB)
Purpose of Benefit [Text Block]	Provides enhancement of standard Death Benefit if there is a gain in contract when we calculate the Death Benefit
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	•Maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). •If there is no gain or if a Death Benefit is not paid, EEB will provide no benefit.
Name of Benefit [Text Block]	Earnings Enhancement Benefit Rider (EEB)
Benefit Standard or Optional [Text Block]	The EEB is an optional benefit Rider, which you may purchase for an additional fee.
Operation of Benefit [Text Block]
Enhanced Earnings Benefit Rider (EEB)
The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract. Specifically, if there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a percentage of the gain as an additional Death Benefit. The EEB Rider is not available on contracts issued in Washington.

Gain is calculated by taking your Account Value on the Business Day we receive due proof of death and the beneficiaries election in Good Order, minus contributions adjusted for partial withdrawals. If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date. We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Annuitant Age on the Contract Date	Benefit Paid	Charge at Annual Effective Rate (fees are assessed quarterly)
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges). Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as contributions for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix E for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If a GLIA or GLIA Plus Rider is selected, the EEB is not available.

Any additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.
A special note if you are purchasing this annuity for use as an IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

GLIA Rider And GLIA Plus Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	GLIA Rider and GLIA Plus Rider
Purpose of Benefit [Text Block]	Each Rider guarantees lifetime payments regardless of how your investments perform, as long as Rider conditions are met
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]
•If you take Nonguaranteed Withdrawals, your lifetime payments will decrease and Rider may terminate.
•The following are not available: Guaranteed Rate Options, Dollar Cost Averaging, Income Plus Withdrawal Program, Systematic Contribution Program, Customized Asset Rebalancing, and Enhanced Earnings Benefit
•Withdrawal percentages that determine Lifetime Payout Amount are less the younger you are upon taking first withdrawal
•Withdrawals must be taken pro rata from your Investment Options.
•You must invest 100% of your Account Value at all times in only one of GLIA Investment Strategies
•No Fixed Account options are available.

Name of Benefit [Text Block]	GLIA Rider and GLIA Plus Rider
Guaranteed Rate Options [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Rate Options
Purpose of Benefit [Text Block]	Account Value in GRO earns interest for duration of Guarantee Period
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•A Market Value Adjustment (MVA) is an adjustment, either up or down, to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before end of Guarantee Period
•MVA also applies to Distribution on Death of owner before the end of Guarantee Period
•Generally if our Guaranteed Interest Rates have increased since time of your contribution or transfer to the GRO, MVA will reduce your GRO Value

Name of Benefit [Text Block]	Guaranteed Rate Options
Waiver Of Withdrawal Charge [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Waiver of withdrawal charge
Purpose of Benefit [Text Block]	Withdrawal charges waived in certain scenarios (e.g., in connection with free withdrawal amount; hardship waiver)
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Absent such waivers, you may pay a surrender charge upon a withdrawal
Name of Benefit [Text Block]	Waiver of withdrawal charge
GLIA Rider [Member]
Item 10. Benefits Available [Line Items]
Benefit Standard or Optional [Text Block]	Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.
Operation of Benefit [Text Block]
Guaranteed Lifetime Income Advantage Rider (GLIA)
Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)the Bonus Base immediately before the Bonus is applied; plus
2)the Bonus amount (see “Bonus” section below); plus
3)additional contributions received after the date of the Bonus; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)    the Account Value on the date you purchase the GLIA Rider; plus
2)    additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)the Step-Up Base immediately before the Step-Up is applied; plus
2)the Step-Up amount; plus
3)additional contributions received after the date of the Step-Up; less
4)Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.
Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges), is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:
•1.0; and
•The ratio of Payment Base to Account Value (Payment Base divided by Account Value).

For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•Your Account Value is $75,000 and your Payment Base is $100,000
•You take a Nonguaranteed Withdrawal in the amount of $5,000
•Your Account Value will be reduced by $5,000
•Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or younger	3.75%
65-69	4.25%
70-74	4.75%
75-79	5.25%
80 and older	6.25%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
The annual charge is a current charge of 1.25% (for the individual GLIA rider), and a current charge of 1.55% (for the spousal GLIA rider). The charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.
We may increase the annual charge for the individual or spousal GLIA Rider up to a maximum of 2.00%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Investment Options. Investment Options available without limitations (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	PIMCO VIT All Asset
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT Commodity RealReturn Strategy
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT International Bond
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Balanced	Fidelity VIP Mid Cap
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Index 500	International	FT Franklin Income VIP
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth
	Fidelity VIP Total Market Index	American Funds I.S. New World	Short Duration
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP	PIMCO VIT Real Return
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity
_________________________________________________________

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012
For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 2 of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Funds at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.
•You cannot make additional contributions after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
•We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only).
2.Joint owners are not allowed.
3.Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

•If the Spousal Annuitant is removed, the Rider charge will not be reduced.
•If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.
•If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);
2.The date the Payment Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.The date before the Age 60 Contract Anniversary that the Account Value equals zero;
5.The date that you transfer ownership of the contract;
6.The date you assign the contract or any benefits under the contract or Rider;
7.The date a Death Benefit is elected under the contract;
8.On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;
9.The date you elect an Annuity Benefit under the contract;
10.The date you cancel this Rider;
11.The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options and Systematic Transfer Option are not available.
•Systematic Transfer Program is not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Choices Plus Required Minimum Distribution Program is not available.
•Systematic Contribution Program is not available.
•The Enhanced Earnings Benefit is not available.
•Customized Asset Rebalancing Program is not available.
•The GLIA Plus is not available.
Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.
You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix D-1 for hypothetical examples that illustrate how the GLIA Rider works.

GLIA Plus Rider [Member]
Item 10. Benefits Available [Line Items]
Benefit Standard or Optional [Text Block]	Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.
Operation of Benefit [Text Block]
Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider
Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.
Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and Spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date and varies depending on your age at that time.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
0-59	n/a
60-64	3.50%
65-69	4.00%
70-74	4.50%
75-79	5.00%
80 and older	5.75%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.
3.On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to six percent (6%) multiplied by the sum of all contributions, less the sum of all withdrawals, including withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.
2.If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.
3.On the last Annual Processing Date, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.
If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.
•The Step-Up results in an increase to your Benefit Base; and
•The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charges, multiplied by the greater of:
•1.0; and
•the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:
•Individual Rider is in effect.
•One withdrawal of $8,500 is taken during the Contract Year.
•The withdrawal is taken after LPA Eligibility Date.
•No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.
The Adjusted Nonguaranteed Withdrawal is $4,125.
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.
•Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”
•Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.
•The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.
•If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”
•The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.
•You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.
•If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charges and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled “Annual Administrative Charge.” We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
The annual charge is a current charge of 1.60%. The charge is multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum charge of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.)

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.
GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. The Bond Fund of America	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	PIMCO VIT All Asset
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT International Bond
PIMCO VIT Total Return	BlackRock Global Allocation V.I.	Fidelity VIP Disciplined Small Cap	PIMCO VIT Long-Term U.S. Government
Touchstone VST Bond	Fidelity VIP Asset Manager 50%	Fidelity VIP Extended Market Index
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	High Yield
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	BlackRock High Yield V.I.
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	Fidelity VIP High Income
	Fidelity VIP Growth	Invesco V.I. Discovery Mid Cap Growth	FT Franklin Income VIP
	Fidelity VIP Index 500	International
	Fidelity VIP Target Volatility	American Funds I.S. Global Growth	Short Duration
	Fidelity VIP Total Market Index	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Growth and Income VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	FT Franklin Large Cap Growth VIP	Fidelity VIP Overseas	PIMCO VIT Real Return
	FT Franklin Mutual Shares VIP	FT Templeton Foreign VIP
	Invesco V.I. American Value	FT Templeton Global Bond VIP
	Invesco V.I. Comstock	FT Templeton Growth VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	Invesco V.I. EQV International Equity Fund
	Touchstone VST Balanced	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Common Stock	Morgan Stanley VIF Emerging Markets Equity
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*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Appendix A of this prospectus, as well as the underlying Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting the Administrative Office. You should read the Fund prospectuses carefully before investing.
Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Funds at any time.

Systematic Transfer Option Available
You may elect to have one or more contributions initially invested in the Systematic Transfer Option (STO) as described in Part 3, section titled “Systematic Transfer Option (STO).” The money in the STO will transfer to the Variable Account Options according to your allocation. You may have Account Value invested in only one STO at any time, either the six-month or one-year STO. Account Value in the STO is not part of your allocation and is not included in the rebalancing. Contributions invested in a STO and transfers from a STO to the Variable Account Options do not start a 90-day waiting period.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.
•Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing. Money in the STO is not included in the one allocation.
•Transfers may only be accomplished by making an allocation change.
•You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.
•Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.
•We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits
•Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.
•Each additional contribution must be at least $1,000.[10]
•You cannot make additional contributions after the older Annuitant’s 81st birthday or during the Guaranteed Payment Phase.
•Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.
We may refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.
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10 If your contract is issued in Florida, additional contributions are limited to $100,000 per Contract Year.
Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the Qualified Age under IRS regulations.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See “Effect of Withdrawals” section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the Qualified Age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See “Cancellation and Termination of Rider” section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:
1.You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)
2.Joint owners are not allowed.
3.Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:
4.Entity owners are not allowed.
5.You must name your spouse as the Spousal Annuitant.
6.You must name your spouse as the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner’s beneficiaries and Annuitant’s beneficiaries.

If the Spousal Annuitant is removed:
•the 90% Spousal Factor will continue to apply to the LPA calculation.
•the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.
•LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:
1.The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);
2.The date the Benefit Base equals zero;
3.The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
4.Before the LPA Eligibility Date, the date the Account Value reduces to zero;
5.The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider[11] unless:
a.    the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime);
b.    the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or
c.    the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);
6.If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a death benefit other than the Spousal Continuation Benefit;
7.On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;
8.The date you elect an Annuity Benefit under the contract other than an LPA Annuity Option;
9.The date we process the cancellation of this Rider at your request;
10.The date you surrender the contract.
Once cancelled or terminated, this Rider may not be reinstated.

_________________________________________________________
[11] Absolute assignments and ownership changes are allowed under state law in CT and CA; however, if you transfer or assign ownership of the contract (even to a custodian or trust) and you have a Spousal GLIA Plus Rider, your spouse will not receive benefits if you die before your spouse. This result is dictated by the Tax Code, which requires the owner’s sole beneficiary to be the owner’s spouse to continue the contract and Rider.
Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.
•The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.
•The Guaranteed Rate Options are not available.
•Dollar Cost Averaging is not available.
•Income Plus Withdrawal Program is not available.
•Systematic Contribution Program is not available.
•Customized Asset Rebalancing is not available.
•The Enhanced Earnings Benefit is not available.
•The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:
1.if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;
2.if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;
3.if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;
4.if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or
5.if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.
6.So long as there is sufficient value in your contract to fund a withdrawal under the GLIA Plus Rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets. It is quite possible that you would die before having a withdrawal funded from Integrity Life’s assets due to insufficient contract value remaining. Of course, if a withdrawal under the GLIA Plus Rider were to be funded from Integrity Life’s assets, the ability to pay the withdrawal would be contingent on the financial strength and claims-paying ability of Integrity Life.
Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.
We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix D-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.

Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.
• This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
• Withdrawal charges apply for up to seven years following your last contribution. Withdrawal charges, taxes and tax penalties may reduce the value of your contract if you withdraw money during the withdrawal charge period. Amounts removed from a GRO before end of a GRO Guarantee period may result in a negative Market Value Adjustment.
• The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	• An investment in this contract is subject to the risk of poor investment performance, and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
• There are unique risks associated with each Fund, the Guaranteed Rate Option, and the Systematic Transfer Options. For example, with the Guaranteed Rate Option, you are exposed to a potential Market Value Adjustment, which could result in a reduction to your Account Value.
• You should review the prospectuses for the available Funds and the section of this prospectus concerning the Fixed Accounts and the Guaranteed Rate Options before making an investment decision.

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. You can lose money in a variable annuity contract, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Portfolios and other Investment
Options you select. You bear the risk of any decline in Account Value caused by the performance of the Funds. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The investment risks are described in detail in the prospectus for each Fund, and vary among the Funds. Generally, if the Variable Account Options you have selected (which invest in the underlying Funds) make money, your Account Value goes up. If they lose money, your Account Value goes down. You bear the entire investment risk. Even a Variable Account Option investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the Variable Account Option level. We do not promise that the Funds will meet their investment objectives. Interests in the Contract and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.
There also are risks associated with the Fixed Accounts. The Fixed Accounts pay a fixed rate of interest, which might turn out to be a lesser return than what you might realize in another investment. With the Guaranteed Rate Option, there is a potential Market Value Adjustment, under which you could experience an upward or downward adjustment in your Account Value allocated to that option.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	• An investment in the contract is subject to the risks related to Integrity Life Insurance Company, including that any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Integrity Life. More information about Integrity Life, including its financial strength ratings, is available at 1-800-325-8583.
Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.
We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Funds or the Investment Options. We may:
•combine the Separate Account with any other separate account we own;
•transfer assets of the Separate Account to another separate account we own;
•add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets         relating to your contract from one Variable Account Option and put them into another;
•register or end the registration of the Separate Account under the 1940 Act;
•operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);
•restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;
•cause one or more Variable Account Options to invest in a fund other than or in addition to the Funds;
•operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;
•make any changes required by the 1940 Act or other federal securities laws;
•make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or
•make other changes required under federal or state law relating to annuities.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the contract, which may be limited and may have negative consequences associated with them.

Risks Associated With Investing In This Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	There are risks associated with investing in this contract.
Withdrawal And Surrender Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Early Withdrawal and Surrender Risk. Variable annuities are not a short-term investment vehicle so, you should carefully consider the risks associated with withdrawals under the contract. The withdrawal charge applies for a number of years after the date(s) of the contributions you make to the contract, so the contract should only be purchased for the long-term. A full surrender of the contract or a partial withdrawal from it may be subject to substantial surrender charges. A full surrender or partial withdrawal may also be subject to income taxes, including a 10% federal tax penalty if taken before age 59½. In addition, you also should realize that the tax deferred nature of this variable annuity contract is a feature that is more beneficial to investors with a long time horizon. You should carefully consider your income and liquidity needs before purchasing a contract.

Surrenders and partial withdrawals from certain tax-qualified contracts may be restricted. In addition, you cannot make withdrawals from the contract after it has been annuitized.
In light of the effects on your contract of making withdrawals and the restrictions on making withdrawals referenced above, you should not view the contract as a ready source of immediate cash. Rather, you should view the contract as a long-term investment designed to assist with your retirement financial needs.
Investment Restrictions – Opportunity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Restrictions – Opportunity Risks. Certain riders under the contract (i.e., Guaranteed Lifetime Income Advantage) restrict your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Fund combinations that you did not invest in that ultimately might have generated superior investment performance. Thus, you should consider these restrictions when deciding whether to elect and/or retain any such optional benefit.
Risk Associated With Election Of Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated With Election of Optional Benefits. In general, the optional benefits impose requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for an optional benefit without fully realizing the guarantees available under the benefit. For example, such would be the case if you were to hold GLIA or GLIA Plus for many years and die sooner than anticipated, without having taken withdrawals. Please also be aware that so long as there is sufficient value in your contract to fund a withdrawal under the GLIA rider or the GLIA Plus rider, the withdrawal is taken from your own contract value, rather than being paid out of Integrity Life’s assets.

Financial Strength And Claims-Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our General Account, including Fixed Account interest, death benefits, and annuity income payments, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.

Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.

Cybersecurity And Certain Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity and Certain Business Continuity Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber attacks may: interfere with our processing of contract transactions, including the processing of orders with the Funds; cause the release and possible destruction of confidential customer or business information; impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses; and/or cause reputational damage. Cyber security risks may also affect the Funds or issuers of securities in which the funds invest, which may cause the Funds underlying your contract to lose value. There may be an increased risk of cyberattacks during periods of geo-political or military conflict.
We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While we maintain cybersecurity and business continuity policies and procedures designed to prevent, detect, and/or address cybersecurity or disaster events, there can be no guarantee that we will always be able to avoid such events or that such events will not negatively impact our business, our ability to administer the contract, or your Account Value. In addition, we outsource certain critical business functions to third parties and, in the event of a cybersecurity or disaster event, we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. While we monitor the cybersecurity and business continuity activities of these third parties, successful implementation and execution of their policies and procedures is largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired. Disaster events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the Funds or the issuers of securities in which the Funds invest, which may cause the Funds underlying your contract to lose value.